Taxation - Disclosure of Deferred Tax Liabilities and Assets on the Balance Sheet (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	R 1,586	R 2,178
Deferred tax assets	(203)	(272)
Deferred tax liability (asset)	1,383	1,906	R 465
Net deferred tax liability	1,383	1,906
Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	2,566	3,108
Amortisation and depreciation1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	2,375	2,807
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	48	25
Gross deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,183)	(1,202)
Unredeemed capital expenditure2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3,863)	(3,540)
Provisions, including non-current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,133)	(1,157)
Contingent consideration liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(39)	(47)
Streaming contract liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(86)	(140)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	143	276
Tax losses3
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,524)	(1,151)
Deferred tax asset not recognised
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, amount not recognised	5,465	4,833
Other deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3)	0
Hidden Valley | Unredeemed capital expenditure2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3,521)	(3,157)
Hidden Valley | Tax losses3
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (1,417)	R (1,089)